BLACKROCK MUNIYIELD QUALITY FUND, INC.

ARTICLES OF AMENDMENT

This is to certify that:

First:                The charter of BlackRock MuniYield Quality Fund, Inc., a Maryland corporation (the “Corporation”), is amended by these Articles of Amendment, which amend the section of the charter titled Articles Supplementary Establishing and Fixing the Rights and Preferences of Variable Rate Demand Preferred Shares, dated September 13, 2011, as amended to date (collectively, the “Articles Supplementary”).

Second:           The charter of the Corporation is hereby amended by replacing Section 10(c) with the following:

“Notice of Redemption. If the Corporation shall determine or be required to redeem, in whole or in part, shares of a Series of VRDP Shares pursuant to paragraph (a) or (b)(i) of this Section 10, the Corporation will send a notice of redemption (the “Notice of Redemption”), by Electronic Means (or by first-class mail, postage prepaid, in the case where the shares of such Series of VRDP Shares are in physical form outside the book-entry system of the Securities Depository), to Holders thereof and the Liquidity Provider or, in the case of a redemption pursuant to paragraph (b)(ii) of this Section 10, only to the Liquidity Provider, or request the Tender and Paying Agent, on behalf of the Corporation to promptly do so by Electronic Means (or by first-class mail, postage prepaid, in the case where the shares of such Series of VRDP Shares are in physical form outside the book-entry system of the Securities Depository) so long as the Notice of Redemption is furnished by the Corporation to the Tender and Paying Agent in electronic format prior to the date a Notice of Redemption is required to be delivered to the Holders, unless a shorter period of time shall be acceptable to the Tender and Paying Agent. A Notice of Redemption shall be sent to Holders prior to the date fixed for redemption in such Notice of Redemption (the “Redemption Date”). Each such Notice of Redemption shall state: (i) the Redemption Date; (ii) the number of shares of such Series of VRDP Shares to be redeemed and the Series thereof; (iii) the CUSIP number for the VRDP Shares of such Series; (iv) the Redemption Price; (v) the place or places where the certificate(s), if any, for such VRDP Shares (properly endorsed or assigned for transfer, if the Board of Directors requires and the Notice of Redemption states) are to be surrendered for payment of the Redemption Price; (vi) that dividends on the shares of such Series of VRDP Shares to be redeemed will cease to accumulate from and after such Redemption Date; and (vii) the provisions of these Articles Supplementary under which such redemption is made. If fewer than all shares of a Series of VRDP Shares held by any Holder are to be redeemed, the Notice of Redemption delivered to such Holder shall also specify the number of shares of such Series of VRDP Shares to be redeemed from such Holder. The Corporation may provide in any Notice of Redemption relating to an optional redemption contemplated to be effected pursuant to these Articles Supplementary that such redemption is subject to one or more conditions precedent not otherwise expressly stated herein and that the Corporation shall not be required to effect such redemption unless each such condition has been satisfied at the time or times and in the manner specified in such Notice of Redemption. No defect in the Notice of Redemption or delivery thereof shall affect the validity of redemption proceedings, except as required by applicable law.”

Third:             The charter of the Corporation is hereby amended by replacing “12:00 noon, New York City time, on a Business Day not less than ten (10) Business Days preceding” in the first sentence of Section 10(g) of the Articles Supplementary with “12:00 noon, New York City time, on a Business Day not less than two (2) Business Days preceding”.

Fourth:            The amendment to the charter of the Corporation as set forth above in these Articles of Amendment has been duly advised by the board of directors of the Corporation and approved by the stockholders of the Corporation as and to the extent required by law and in accordance with the charter of the Corporation.

Fifth:              These Articles of Amendment shall be effective as of June 4, 2024.

[Signature Page Follows]

            IN WITNESS WHEREOF, BlackRock MuniYield Quality Fund, Inc. has caused these Articles of Amendment to be signed as of 4th day of June, 2024, in its name and on its behalf by the person named below who acknowledges that these Articles of Amendment are the act of the Corporation and, to the best of such person’s knowledge, information, and belief and under penalties for perjury, all matters and facts contained in these Articles of Amendment are true in all material respects.

BLACKROCK MUNIYIELD QUALITY FUND, INC.

                                                                                    By:      /s/Jonathan Diorio

                                                                                    Name:  Jonathan Diorio

                                                                                    Title:  Vice President

ATTEST:

/s/Janey Ahn

Name:  Janey Ahn

Title:  Secretary

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